NET INCOME PER SHARE (Tables)	12 Months Ended
Jan. 03, 2015
Net Income Per Share
Schedule of net income per common share

(In millions, except per share amounts)		2014	2013	2012

(A)	Income from continuing operations	$251.1	$244.3	$157.6
(B)	(Loss) income from discontinued operations, net of tax	(2.2)	(28.5)	57.8

(C)	Net income available to common shareholders	$248.9	$215.8	$215.4

(D)	Weighted-average number of common shares outstanding	93.8	98.4	102.6

	Dilutive shares (additional common shares issuable under stock-based awards)	1.9	1.7	.9

(E)	Weighted-average number of common shares outstanding, assuming dilution	95.7	100.1	103.5

Net income (loss) per common share:
Continuing operations (A) ÷ (D)		$2.68	$2.48	$1.54
Discontinued operations (B) ÷ (D)		(.03)	(.29)	.56

Net income per common share (C) ÷ (D)		$2.65	$2.19	$2.10

Net income (loss) per common share, assuming dilution:
Continuing operations (A) ÷ (E)		$2.62	$2.44	$1.52
Discontinued operations (B) ÷ (E)		(.02)	(.28)	.56

Net income per common share, assuming dilution (C) ÷ (E)		$2.60	$2.16	$2.08